Convertible Notes Payable (Details) - Schedule of convertible notes payable related parties	12 Months Ended
Dec. 31, 2022 USD ($)
180 LP Convertible Note [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable related parties [Line Items]
Effective Date	Sep. 24, 2013
Maturity Date (as amended, if applicable)	Sep. 25, 2015
Opening Principal Balance	$ 160,000
Debt Issued
Unpaid Interest Capitalized to Principal
Settlement Debt
Conversions to Common Stock	(160,000)
Ending Principal Balance
180 LP Convertible Note two [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable related parties [Line Items]
Effective Date	Jun. 16, 2014
Maturity Date (as amended, if applicable)	Jun. 16, 2017
Opening Principal Balance	$ 10,000
Debt Issued
Unpaid Interest Capitalized to Principal
Settlement Debt	(10,000)
Conversions to Common Stock
Ending Principal Balance
180 LP Convertible Note three [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable related parties [Line Items]
Effective Date	Jul. 08, 2014
Maturity Date (as amended, if applicable)	Jul. 08, 2017
Opening Principal Balance	$ 100,000
Debt Issued
Unpaid Interest Capitalized to Principal
Settlement Debt
Conversions to Common Stock	(100,000)
Ending Principal Balance
Debt total [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable related parties [Line Items]
Opening Principal Balance	270,000
Debt Issued
Unpaid Interest Capitalized to Principal
Settlement Debt	(10,000)
Conversions to Common Stock	(260,000)
Ending Principal Balance